Siebert Williams Shank Shares [Member] Shareholder Fees	Mar. 31, 2026 USD ($)
Siebert Williams Shank Shares [Member] | ULTRA-SHORT FIXED INCOME FUND | C000232975 [Member]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0